Segment Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) segment	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Segment Information
Number of reportable segments	3	3
Operating revenue, net	¥ 3,977,761	$ 568,812	¥ 2,771,821	¥ 2,630,707
Operating profit/(loss)	370,858	53,032	178,158	(6,743)
Profit before income tax	543,449	77,711	360,590	164,240
Operating segments
Segment Information
Operating revenue, net	3,977,761	568,812	2,771,821	2,630,707
Operating profit/(loss)	422,625	60,434	285,590	127,126
Total other income	172,591	24,679	182,432	170,983
Profit before income tax	543,449	77,711	360,590	164,240
Operating segments | Insurance
Segment Information
Operating revenue, net	3,576,566	511,442	2,363,777	2,340,915
Operating costs and expenses	(2,931,662)	(419,222)	(1,886,572)	(1,812,778)
Operating profit/(loss)	644,904	92,220	477,205	528,137
Operating segments | Crowdfunding
Segment Information
Operating revenue, net	261,636	37,413	267,650	162,683
Operating costs and expenses	(392,311)	(56,100)	(362,734)	(408,459)
Operating profit/(loss)	(130,675)	(18,687)	(95,084)	(245,776)
Operating segments | Others
Segment Information
Operating revenue, net	139,559	19,957	140,394	127,109
Operating costs and expenses	(231,163)	(33,056)	(236,925)	(282,344)
Operating profit/(loss)	(91,604)	(13,099)	(96,531)	(155,235)
Corporate, Non-Segment
Segment Information
Operating profit/(loss)	¥ (51,767)	$ (7,402)	¥ (107,432)	¥ (133,869)